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UNITED STATES  SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Institutional Reserves, Inc.
    1345 Avenue of the Americas
    New York, New York  10105

2.  The name of each series or class of securities for
    which this Form is filed (If the Form is being filed
    for all series and classes of securities of the
    issuer, check the box but do not list series or
    classes):                                               [X]

3.  Investment Company Act File Number:
    811-06068

    Securities Act File Number:
    33-34001

4(a). Last day of fiscal year for which this Form is filed:
         April 30, 2001

4(b).    Check box if this Form is being filed late
         (i.e.,) more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
         A.2)
                                                            [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    Check box if this is the last time the issuer
         will be filing this Form.                          [ ]

5.  Calculation of registration fee:

    (i)  Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                      $53,595,959,415
                                                ---------------



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    (ii) Aggregate price of securities redeemed
         or repurchased during the fiscal year:

                                                $49,374,734,623
                                                ---------------

    (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                           $-0-
                                                           ----
    (iv) Total available redemption credits
         [add Items 5(ii) and 5(iii)]:

                                                $49,374,734,623
                                                ---------------

    (v)  Net sales - if Item 5(i) is greater
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                        $4,221,224,792
                                                 --------------

    (vi) Redemption credits available for use
         in future years - if Item 5(i) is less
         than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                  $-0-
                                                           ----

    (vii)Multiplier for determining registration
         fee (See Instruction C.9):                  x  .000250

    (viii)Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee
         is due):                                =$1,055,306.19
                                                      ---------

6.  Prepaid Shares

    If the response to item 5(i) was determined by
    deducting an amount of securities that were registered
    under the Securities Act of 1933 pursuant to
    Rule 24e-2 as in effect before October 11, 1997, then
    report the amount of securities (number of shares or
    other units) deducted here:                            -0-.

    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are


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    available for use by the issuer in future fiscal years, then
    state that number here:                                -0-.

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
    (see Instruction    D):                                 N/A
                                                           ----

8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii)
    plus line 7]:                                   =$1,055,306.19
                                                      ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: July 24, 2001

    Method of Delivery:

                   [X]  Wire Transfer
                   [ ]  Mail or other means

































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                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Edmund P. Bergan, Jr.
                             -------------------------
                             Edmund P. Bergan, Jr.
                             Secretary


Date:  July 25, 2001

*Please print the name and title of the signing officer below the signature.




































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